CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CONDENSED BALANCE SHEETS (Details)		12 Months Ended
		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Parent company condensed balance sheets
Required minimum percentage of annual appropriations to statutory surplus reserve		10.00%
Statutory threshold percentage of the statutory surplus reserve to the registered capital, above which the appropriation is not required		50.00%
ASSETS:
Cash and cash equivalents		¥ 19,773,580	$ 2,826,372	¥ 3,918,146
Prepayment and other current assets		¥ 61,640,567	$ 8,810,704	12,104,106
Amount due from related parties				¥ 4,439,705
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]		Related Party [Member]	Related Party [Member]	Related Party [Member]
TOTAL ASSETS		¥ 143,950,765	$ 20,575,859	¥ 81,334,025
LIABILITIES AND SHAREHOLDERS' EQUITY:
Payroll payables		1,952,234	279,046	1,045,829
Other payables		2,050,459	293,086	1,352,992
Amount due to related parties		¥ 462,837	$ 66,156	¥ 275,100
Amount due to related parties		Related Party [Member]	Related Party [Member]	Related Party [Member]
TOTAL LIABILITIES		¥ 23,218,722	$ 3,318,810	¥ 10,035,224
SHAREHOLDERS' EQUITY
Additional paid-in capital		127,454,016	18,217,867	50,180,671
Statutory reserves		2,111,434	301,802	2,054,975
Ordinary shares subscribed		(15,755,217)	(2,252,000)	(1,913)
Accumulated other comprehensive income (loss)		(1,086,344)	(155,319)	418,491
Retained earnings		7,841,520	1,120,842	18,494,772
TOTAL JIADE LIMITED SHAREHOLDERS' EQUITY		120,581,489	17,235,529	71,149,107
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		143,950,765	20,575,859	81,334,025
Class A ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	[1]	15,356	2,232	1,387
Class B ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	[1]	¥ 724	105	724
Subsidiaries
Parent company condensed balance sheets
Required minimum percentage of annual appropriations to statutory surplus reserve		10.00%
Statutory threshold percentage of the statutory surplus reserve to the registered capital, above which the appropriation is not required		50.00%
Parent company | Reportable Legal Entities
ASSETS:
Cash and cash equivalents		¥ 1,490	213	4,437
Prepayment and other current assets		40,672,667	5,813,620	3,450,175
Amount due from related parties		¥ 66,413,758	$ 9,492,969	¥ 43,345,774
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]		Subsidiaries	Subsidiaries	Subsidiaries
Investment in subsidiaries		¥ 16,111,116	$ 2,302,871	¥ 25,822,112
TOTAL ASSETS		123,199,031	17,609,673	72,622,498
LIABILITIES AND SHAREHOLDERS' EQUITY:
Payroll payables		531,990	76,041	159,243
Other payables		1,855,822	265,266	¥ 1,314,148
Amount due to related parties		¥ 229,730	$ 32,837
Amount due to related parties		Subsidiaries	Subsidiaries	Subsidiaries
TOTAL LIABILITIES		¥ 2,617,542	$ 374,144	¥ 1,473,391
SHAREHOLDERS' EQUITY
Additional paid-in capital		127,454,016	18,217,867	50,180,671
Statutory reserves		2,111,434	301,802	2,054,975
Ordinary shares subscribed		(15,755,217)	(2,252,000)	(1,913)
Accumulated other comprehensive income (loss)		(1,086,344)	(155,319)	418,491
Retained earnings		7,841,520	1,120,842	18,494,772
TOTAL JIADE LIMITED SHAREHOLDERS' EQUITY		120,581,489	17,235,529	71,149,107
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		123,199,031	17,609,673	72,622,498
Parent company | Reportable Legal Entities | Class A ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares		15,356	2,232	1,387
Parent company | Reportable Legal Entities | Class B ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares		¥ 724	$ 105	¥ 724

[1]	Ordinary Shares have been retroactively adjusted to reflect the decreased number of shares resulting from the Share Consolidations, Change of Authorized Share Capital and Issue of Dual Class Shares effective on June 24, 2025 and March 23, 2026. The accompanying notes are an integral part of these consolidated financial statements.